Income Taxes - Schedule of Income Taxes Paid, Net of Refunds (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
U.S. Federal		$ 51	$ 30	$ 119
Income taxes paid (a)	[1]	71	68	156
California
Income Tax Contingency [Line Items]
U.S. state and local		5	0	11
Illinois
Income Tax Contingency [Line Items]
U.S. state and local		0	4	0
New Jersey
Income Tax Contingency [Line Items]
U.S. state and local		0	6	0
New York City
Income Tax Contingency [Line Items]
U.S. state and local		7	0	9
New York State
Income Tax Contingency [Line Items]
U.S. state and local		0	0	(16)
Other
Income Tax Contingency [Line Items]
U.S. state and local		$ 8	$ 28	$ 33

[1]	Refer to Note 13 Income Taxes for additional details on income taxes paid by jurisdiction.